Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Cumulative effect adjustment from adoption of ASC 606 | Accounting Standards Update 2014-09	$ (48,104)					$ (48,104)
Balance (in shares) at Dec. 31, 2017	54,081,601	54,081,601
Balance (in shares) (Accounting Standards Update 2014-09) at Dec. 31, 2017		54,081,601
Beginning balance at Dec. 31, 2017	$ 1,191,000	$ 4,664	$ 481,337	$ 912	$ (38,713)	742,800
Beginning balance (Accounting Standards Update 2014-09) at Dec. 31, 2017	1,142,896	$ 4,664	481,337	912	(38,713)	694,696
Net income	149,966					149,966
Currency translation adjustment	(20,813)				(20,813)
Currency impact of long term funding (net of tax)	(3,055)				(3,055)
Unrealized capital gain – investments	(423)				(423)
Amortization of interest rate hedge	(463)				(463)
Fair value of cash flow hedge (net of tax)	(2,055)				$ (2,055)
Total comprehensive income	123,157					149,966
Exercise of share options (in shares)		226,888
Exercise of share options	10,301	$ 17	10,284
Issue of restricted share units (in shares)		483,435
Issue of restricted share units	36	$ 36
Non-cash stock compensation expense	16,583		16,583
Share issuance costs	(9)		$ (9)
Share repurchase program (in shares)		(464,055)
Share repurchase program	(54,172)	$ (33)		$ 33		(54,172)
Share repurchase costs	$ (44)					(44)
Balance (in shares) at Jun. 30, 2018	54,327,869
Ending balance at Jun. 30, 2018	$ 1,238,748					$ 790,446